SHARE CAPITAL (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Detailed Information About Warrants Activity Abstract
Warrants, outstanding, beginning | shares	15,872,998	20,116,855
Warrants Issued | shares	77,460,159	12,845,383
Warrants, exercised | shares	(247,500)	(214,200)
Warrants expired | shares	0	(16,875,040)
Warrants, outstanding, ending | shares	93,085,657	15,872,998
Weighted average exercise price, outstanding, beginning | $ / shares	$ 0.41	$ 0.99
Weighted average exercise price, issued | $ / shares	0.49	0.40
Weighted average exercise price, exercised | $ / shares	0.34	0.20
Weighted average exercise price, expired | $ / shares	0.00	1.10
Weighted average exercise price, outstanding, ending | $ / shares	$ 0.48	$ 0.41